Document and Entity Information	0 Months Ended
Jun. 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 01, 2015
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Jun. 01, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus U.S. Treasury Reserves | Investor Shares
Risk/Return:
Trading Symbol	DUIXX
Dreyfus U.S. Treasury Reserves | Class R
Risk/Return:
Trading Symbol	DUTXX